Stock-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Dec. 01, 2021 USD ($)	Aug. 11, 2021 USD ($) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Entity shares issued per acquiree share, ratio		2.4835
Unrecognized compensation expense, options | $			$ 38,100		$ 40,500	$ 19,500
Total stock-based compensation expense | $			4,029	$ 1,725	12,013	8,043
Unrecognized compensation expense | $			800		900	1,200
Warrants exercised (in shares) | shares		1,800,000
Warrants exercised, fair value | $		$ 18,100
Convertible Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised (in shares) | shares		1,800,000
Warrants exercised, fair value | $		$ 18,100
Selling, general, and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense | $			$ 849	409	$ 3,006	$ 1,459
2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Entity shares issued per acquiree share, ratio		2.4835
Share Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares) | shares			0			30,000
Shares exercisable, weighted average exercise price (in dollars per share) | $ / shares					$ 0.00001
Payment to settle awards | $		$ 700
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, period for recognition			1 year 4 months 24 days		1 year 6 months	1 year 4 months 24 days
Options | 2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares) | shares			0		0
Options | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares) | shares			14,969,261		15,375,644,000,000
Number of shares available for grant (in shares) | shares			9,783,953		10,207,656,000,000
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares) | shares					1,526,239
Minimum employee subscription rate	1.00%
Maximum employee subscription rate	15.00%
Maximum employee subscription amount | $	$ 25
ESPP discount percentage from market price	15.00%
Period for annual increases to plan awards					10 years
Annual increase as a percentage of outstanding stock, maximum					1.00%
Number of additional shares allowable under the plan (in shares) | shares					7,631,196
Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense | $			$ 100	$ 100	$ 300	$ 200
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares) | shares			4,171,828		4,154,508	0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					4 years